Bright Rock Quality Large Cap Fund
Schedule of Investments
May 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS - 84.77%
Banks - 3.01%
JPMorgan Chase & Co.	60,000	$9,854,400
Beverages - 2.71%
PepsiCo, Inc.	60,000	8,876,400
Capital Markets - 3.99%
BlackRock, Inc.	5,500	4,823,720
T. Price Rowe Group, Inc.	43,000	8,228,050
		13,051,770
Chemicals - 10.18%
Ecolab, Inc.	28,500	6,129,780
Linde PLC (a)	37,000	11,122,200
The Scotts Miracle-Gro Co.	34,641	7,529,914
The Sherwin-Williams Co.	30,000	8,505,900
		33,287,794
Commercial Services & Supplies - 2.09%
Copart, Inc. (b)	53,000	6,837,530
Diversified Financial Services - 1.33%
Berkshire Hathaway, Inc. (b)	15,000	4,341,600
Diversified Telecommunication Services - 1.71%
Verizon Communications, Inc.	99,000	5,592,510
Electric Utilities - 4.39%
Evergy, Inc.	90,000	5,579,100
NextEra Energy, Inc.	120,000	8,786,400
		14,365,500
Food & Staples Retailing - 2.30%
Walmart, Inc.	53,000	7,527,590
Food Products - 1.20%
McCormick & Co., Inc.	44,000	3,918,640
Health Care Providers & Services - 3.14%
UnitedHealth Group, Inc.	24,938	10,272,461
Health Care Technology - 1.77%
Cerner Corp.	74,000	5,790,500
Hotels, Restaurants & Leisure - 2.40%
Starbucks Corp.	69,000	7,857,720
Household Products - 1.90%
Colgate-Palmolive Co.	74,000	6,199,720
Industrial Conglomerates - 2.36%
3M Co.	38,000	7,715,520
Interactive Media & Services - 8.77%
Alphabet, Inc. - Class A (b)	5,900	13,905,415
Facebook, Inc. - Class A (b)	45,000	14,792,850
		28,698,265
IT Services - 4.53%
Automatic Data Processing, Inc.	33,000	6,468,660
Mastercard, Inc. - Class A	20,000	7,211,600
Visa, Inc.	5,000	1,136,500
		14,816,760
Life Sciences Tools & Services - 1.36%
Thermo Fisher Scientific, Inc.	9,500	4,460,250
Machinery - 1.96%
Otis Worldwide Corp.	82,000	6,423,060
Multi-Utilities - 2.28%
Sempra Energy	55,000	7,451,950
Oil, Gas & Consumable Fuels - 1.47%
EOG Resources, Inc.	60,000	4,820,400
Pharmaceuticals - 4.75%
Johnson & Johnson	59,500	10,070,375
Merck & Co, Inc.	72,000	5,464,080
		15,534,455
Road & Rail - 2.30%
Union Pacific Corp.	33,500	7,528,455
Software - 3.67%
Microsoft Corp.	48,000	11,984,640
Specialty Retail - 7.57%
O'Reilly Automotive, Inc. (b)	19,500	10,434,840
The Home Depot, Inc.	30,000	9,567,300
The TJX Companies, Inc.	70,547	4,764,745
		24,766,885
Water Utilities - 1.63%
Essential Utilities, Inc.	111,500	5,329,700
TOTAL COMMON STOCKS (Cost $152,786,538)		$277,304,475

EXCHANGE TRADED FUNDS - 14.96%
Energy Select Sector SPDR Fund	250,000	$13,052,500
Invesco KBW Bank ETF	165,000	11,386,650
iShares U.S. Energy ETF	300,000	8,385,000
Technology Select Sector SPDR Fund	55,000	7,612,000
VanEck Vectors Oil Services ETF	40,000	8,515,200
TOTAL EXCHANGE TRADED FUNDS (Cost $26,587,622)		$48,951,350

MONEY MARKET FUNDS - 0.23%
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 0.026% (b)	742,239	$742,239
TOTAL MONEY MARKET FUNDS (Cost $742,239)		$742,239

Total Investments (Cost $180,116,399) - 99.96%		326,998,064
Other Assets in Excess of Liabiliies - 0.04%		134,512
TOTAL NET ASSETS - 100.00%		$327,132,576

(a)	Foreign issued security.
(b)	Non-income producing security.
(c)	Seven day yield as of May 31, 2021.

Abbreviations:
PLC	Public Limited Company.

The Schedule of Investments incorporates the Global Industry Classification Standard (GICS®). GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services, LLC.

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of these schedules of investments. These policies are in conformity with generally accepted accounting principles in the United States of
America (“GAAP”).

Investment Valuation

Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Debt securities are valued at the mean between the bid and ask prices provided by an approved independent pricing service. Forward currency contracts are valued at the mean between the bid and asked prices by approved pricing service.
Commodities futures contracts and options thereon traded on commodities exchange or board of trade are valued at the last sale price at the close of trading. Rights and warrants are valued at the last sale price at the close of the exchange on which the security is primarily traded.

If the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the security is traded. Portfolio securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)
will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent bid and asked prices on such day or the security shall be valued at the latest sales price on the "composite market" for the day such security is being valued.
The composite market is defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by a pricing service.

If market quotations are not readily available, a security or other asset will be valued at its fair value as determined under fair value pricing procedures approved by the Board of Trustees. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security's last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced. The Board of Trustees will regularly evaluate whether the Funds' fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Funds and the quality of prices obtained through the application of such procedures by the Trust's valuation committee.

Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time the Fund calculates its NAV, whichever is earlier. Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service or reporting agency. All assets denominated in foreign currencies will be converted into U.S. dollars using the applicable currency exchange rates as of the close of the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern Time.

Debt securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by an approved pricing service. Pricing services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a pricing service, the most recent quotation obtained from one or more broker-dealers know to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. Any discount or premium is accreted or amortized using the constant yield method until maturity.

Money market funds, demand notes and repurchase agreements are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

Redeemable securities issued by open-end, registered investment companies are valued at the NAVs of such companies for purchase and/or redemption orders placed on that day. All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded.

FASB Accounting Standards Codification, "Fair Value Measurement" Topic 820 ("ASC 820"), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. Fair Value Measurements requires the Funds to classify their securities based on valuation method.
These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds' investments carried at fair value as of May 31, 2020:

Bright Rock Quality Large Cap Fund
	Level 1	Level 2	Level 3	Total
Equity
Common Stocks*	$277,304,475	$-	$-	$277,304,475
Exchange Traded Funds	48,951,350	-	-	48,951,350
Money Market Funds	742,239	-	-	742,239
Total Investments in Securities	$326,998,064	$-	$-	$326,998,064

* For further breakdown of common stocks by industry type, please refer to the Schedule of Investments.

The Funds did not hold financial derivative instruments during the period presented.